Nature of Business	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature of Business

1. Nature of Business

Prior to April 13, 2011, Galena Biopharma, Inc. (“Galena” or the “Parent Company”) (formerly known as RXi Pharmaceuticals Corporation) was engaged primarily in conducting discovery research and preclinical development activities based on RNAi, and Galena’s financial statements for periods prior to April 13, 2011 reflected solely the assets, liabilities and results of operations attributable to Galena’s RNAi-based assets, liabilities and results of operations. On April 13, 2011, Galena broadened its strategic direction by adding the development and commercialization of cancer therapies that utilize peptide-based immunotherapy products, including a main product candidate, NeuVax, for the treatment of various cancers. On September 24, 2011, Galena contributed to RXi Pharmaceuticals Corporation (“RXi,” “Registrant,” or the “Company”), a newly formed subsidiary of Galena, substantially all of Galena’s RNAi-related technologies and assets. The newly formed RXi was incorporated on September 8, 2011 with the issuance of 100 initial shares at a price of $0.01 per share, for total consideration of $1.00. RXi was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011.

As a result of these transactions, certain historical financial information for the fiscal year ended December 31, 2011, as well as the cumulative period from inception (January 1, 2003) through December 31, 2012, has been “carved out” of the financial statements of Galena (the “Predecessor”) for such periods, and includes “carved out” activities through September 23, 2011. Such financial information is limited to Galena’s RNAi-related activities, assets and liabilities only, and excludes activities, assets and liabilities that are attributable to Galena’s cancer therapy activities.

The carved-out financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of the various costs for technology license agreements, sponsored research agreements, fees paid to scientific advisors and employee expenses of employees directly involved in RNAi-related activities. Indirect expenses represent expenses incurred by Galena that were allocable to the RNAi business. The indirect expenses are based upon: (1) estimates of the percentage of time spent by Galena employees working on RNAi business matters, and (2) allocations of various expenses associated with the employees, including salary, benefits, rent associated with the employees’ office space, accounting and other general and administrative expenses. The percentage of time spent by Galena employees was multiplied by these allocable expenses to arrive at the total employee expenses allocable to the RNAi business and reflected in the carved out financial statements.

Management believes the assumptions underlying the carve-out financial information are reasonable; however, the financial position, expenses and cash flows may have been materially different if the RNAi business had operated as a stand-alone entity during the periods presented.

The financial statements reflect the recapitalization of our Predecessor’s divisional deficit as of September 24, 2011, the date Galena contributed assets to RXi. The recapitalization on September 24, 2011 reflects the elimination of the Predecessor’s divisional deficit of $1,730,000 and the issuance of 3,347,996 shares of RXi common stock, par value $0.0001, with a corresponding charge of $1,740,000 to deficit accumulated since incorporation and increase in additional paid-in capital of $10,000 due to the divisional deficit at the date of recapitalization.

RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011. The RNAi business operated as a division of Galena prior to September 24, 2011. The balance of $17,157,000 in deficit accumulated since the development stage at December 31, 2012 includes RXi’s net loss of $15,417,000 for the period September 24, 2011 to December 31, 2012 and the Predecessor’s cumulative net loss of $73,466,000 through September 23, 2011 offset by cash and non-cash equity transactions of $71,726,000.

To date, RXi’s principal activities, including that of its Predecessor, have consisted of conducting discovery research and preclinical development activities utilizing its RNAi therapeutic platform, acquiring RNAi technologies and patent rights through exclusive, co-exclusive and non-exclusive licenses, recruiting an RNAi-focused management and scientific/clinical advisory team, capital raising activities and conducting business development activities aimed at establishing research and development partnerships with pharmaceutical and larger biotechnology companies.

The Company and the Predecessor have generated significant losses since inception. Additionally, the Company has not generated any product revenues, nor are any revenues expected for the foreseeable future, and as such the Company is considered a development stage company for accounting purposes. The Company expects to incur significant operating losses for the foreseeable future while the Company advances its future product candidates from discovery through preclinical studies and clinical trials and seeks regulatory approval and potential commercialization, even if the Company is collaborating with pharmaceutical and larger biotechnology companies. The Company will need to generate significant revenues to achieve profitability and may never do so. On September 24, 2011, RXi entered into a contribution agreement with Galena pursuant to which:

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Galena assigned and contributed to RXi substantially all of its RNAi-related technologies and assets, which consist primarily of novel RNAi compounds and licenses from Dharmacon, Inc., Northwestern University, the Carnegie Institute of Washington, and the University of Massachusetts Medical School relating to its RNAi technologies, as well as the lease of its former Worcester, Massachusetts laboratory facility, fixed assets and other equipment located at the facility and its employment arrangements with certain scientific, corporate and administrative personnel who became employees of RXi, as well as research grants from the National Institute of Neurological Disorders and Stroke, National Institute of Allergy and Infectious Diseases, and the National Institute of General Medical Sciences of approximately $800,000 that were subject to the approval of the granting institutions, which was received in 2012; and

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RXi agreed to assume certain accrued expenses of the RXI-109 development program and all future obligations under the contributed licenses, employment arrangements and other agreements, and RXi agreed to make future milestone payments to Galena of up to $45 million, consisting of two one-time payments of $15 million and $30 million, respectively, if RXi achieves annual net sales equal to or greater than $500 million and $1 billion, respectively, of any covered products that may be developed with the contributed RNAi technologies.

On September 24, 2011, RXi entered into a securities purchase agreement (the “Series A SPA”) with Galena, Tang Capital Partners, LP (“TCP”) and RTW Investments, LLC (“RTW”) pursuant to which:

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TCP and RTW agreed to purchase a total of 9,500 shares of RXi’s Series A Convertible Preferred Stock (the “Series A Preferred Stock”), for an aggregate purchase price of $9,500,000, at the closing of the spin-off transaction (see below) and to lend RXi up to $1,500,000 to fund RXi’s operations prior to the closing, which would be applied against the $9,500,000 purchase price of the Series A Preferred Stock. The outstanding principal and accrued interest on the loan(s), along with the receipt of the remaining $9,500,000 purchase price, was converted into Series A Preferred Stock at the closing at a conversion price of $1,000 per share;

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RXi agreed that the Series A Preferred Stock would be convertible by TCP or RTW at any time into shares of RXi common stock, except to the extent that the holder would own more than 9.999% of the shares of RXi common stock outstanding immediately after giving effect to such conversion;

•	Galena contributed $1.5 million of cash to RXi;

•	Galena agreed to distribute to its stockholders 8% of the fully-diluted shares of common stock of RXi that will be outstanding immediately upon the completion of the spin-off transaction; and

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RXi agreed to reimburse, upon completion of the spin-off transaction, Galena for up to a total of $300,000, and TCP and RTW for a total of up to $100,000, of transaction costs relating to the contribution agreement with Galena, the Series A SPA summarized above and the transactions contemplated by those agreements.

On April 27, 2012, the date of completion of RXi’s spinoff from Galena, the Company issued 9,500 of Series A Preferred Stock to TCP and RTW upon the conversion of approximately $1.0 million in principal and accrued interest under the bridge notes and the receipt of the remaining $8.5 million from TCP and RTW, as provided for in the Series A SPA. At the closing of the spin-off transaction, RXi reimbursed Galena and TCP $300,000 and $100,000, respectively, for transaction related expenses.

As part of the transactions contemplated by the contribution agreement and Series A SPA, on September 24, 2011, RXi entered into an agreement with Advirna, LLC (“Advirna”), a company affiliated with the Company’s former Senior Vice President and Chief Scientific Officer, pursuant to which:

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Advirna assigned to RXi its existing patent and technology rights related to sd-rxRNA technology in exchange for RXi’s agreement to pay Advirna an annual $100,000 maintenance fee and a one-time $350,000 milestone payment upon the future issuance of the first patent with valid claims covering the assigned patent and technology rights;

•	RXi will also be required to pay a 1% royalty to Advirna for any licensing revenue received by RXi with respect to future licensing of the assigned Advirna patent and technology rights;

•	RXi has granted back to Advirna a license under the assigned patent and technology for fields of use outside the fields of human therapeutics and diagnostics; and

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RXi agreed to issue to Advirna, upon the completion of the spin-off transaction, shares of RXi’s common stock equal to approximately 5% of the fully diluted shares of RXi common stock assuming the conversion in full of all outstanding Series A Preferred Stock. Accordingly, at the date of the completion of the spin-off, the Company issued 1,394,997 shares of common stock to Advirna. The Company recorded -research and development expense of $6,173,000 to recognize the fair value of the common shares issued in exchange for the sd-rxRNA patent and technology rights assigned to RXi by Advirna.

On March 6, 2013, RXi entered into a common stock purchase agreement (the “Common Stock SPA”) pursuant to which RXi agreed to issue 3,765,230 shares of common stock at a price of $4.35 per share. The gross proceeds from the offering, which closed on March 12, 2013, were approximately $16.4 million, and the net proceeds, after payment of commissions, were approximately $16.0 million. The Company believes that its existing cash and cash equivalents will be sufficient to fund the Company’s operations, including the planned Phase 2 program for RXI-109, into fiscal 2015.

On July 18, 2013, the Board of Directors of the Company approved a 1-for-30 reverse stock split of the Company’s outstanding common stock, which was effected on July 23, 2013. Stockholders entitled to fractional shares as a result of the reverse stock split were entitled to receive a cash payment in lieu of receiving fractional shares. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of common stock reserved for issuance upon the conversion of the Company’s Series A Preferred Stock were proportionately reduced and the respective conversion prices were proportionately increased. All share and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in par value to additional paid-in capital.

We expect to incur significant operating losses as we advance our product candidates through the drug development and regulatory process. We have generated significant losses to date, have not generated any product revenue to date and may not generate product revenue in the foreseeable future, if ever. In the future, RXi will be dependent on obtaining funding from third parties, such as proceeds from the issuance of debt, sale of equity, funded research and development programs and payments under partnership and collaborative agreements, in order to maintain RXi’s operations and meet RXi’s obligations to licensors. There is no guarantee that debt, additional equity or other funding will be available to the Company on acceptable terms, or at all. If the Company fails to obtain additional funding when needed, RXi would be forced to scale back, or terminate the Company operations or to seek to merge with or to be acquired by another company.